Summary of Reconciliation of Reportable Segment Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 244,175	$ 232,109
Operating Segments
Segment Reporting Information [Line Items]
Assets	263,710	236,962	$ 230,868
Corporate and other
Segment Reporting Information [Line Items]
Assets	205,476	191,190
Eliminations
Segment Reporting Information [Line Items]
Assets	$ (225,011)	$ (196,043)